Income Taxes - Additional Information (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Tax provision or benefit	$ (21)	$ 0	$ 53	$ 0	$ 0	$ 0
Percentage of increase in ownership percentage over a three year period					50.00%
Increase in valuation allowance					$ 15,039	5,347
Unrecognized Tax Benefits					0	0
Unrecognized tax benefits, Accrued interest or penalties					0	0
Unrecognized tax benefits, Income tax penalties and interest expenses					$ 0	$ 0
Effective income tax rate	(0.30%)	0.00%	(0.30%)	0.00%	0.00%	0.00%
Income tax expense benefit	$ (21)	$ 0	$ 53	$ 0	$ 0	$ 0
Deferred Tax Assets Operating Loss Carryforwards And Research And Development Tax Credit Carryforwards [Member]
Increase in valuation allowance					15,000
Domestic Tax Authority [Member]
Operating loss carryforwards					$ 41,000
Operating loss carryforwards expiration date					Dec. 31, 2035
Domestic Tax Authority [Member] | Research Tax Credit Carryforward [Member]
Tax credit carryforwards					$ 3,400
Tax Credit Carryforward, Expiration Date					Dec. 31, 2034
Domestic Tax Authority [Member] | Expires In Beginning In Two Thousand And Thirty Five [Member]
Operating loss carryforwards					$ 3,300
Domestic Tax Authority [Member] | CarryForward Indefinitely [Member]
Operating loss carryforwards					40,500
State and Local Jurisdiction [Member]
Operating loss carryforwards					$ 39,100
Operating loss carryforwards expiration date					Dec. 31, 2035
State and Local Jurisdiction [Member] | Research Tax Credit Carryforward [Member]
Tax credit carryforwards					$ 2,200
Tax Credit Carryforward, Expiration Date					Dec. 31, 2030